Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
EaSuMed Holding Ltd. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Consulting service received from:	¥ 0	$ 0	¥ 18	¥ 201